Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate in Mexico	30.00%	30.00%	30.00%
Difference tax component between books and tax foreign exchange fluctuations	$ 12	$ (81)	$ (115)
Parent [member]
Reconciliation of Effective Tax Rate [Line Items]
Difference tax component between books and tax foreign exchange fluctuations	$ 312	$ 117
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate in Mexico	30.00%	30.00%	30.00%